Employee Benefits - Additional Information (Detail)							1 Months Ended		6 Months Ended			12 Months Ended
	Mar. 31, 2022 yr	Oct. 01, 2021 € / shares	Jun. 30, 2021 shares	May 01, 2020	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jan. 31, 2020 EUR (€) € / shares shares	Apr. 30, 2019 EUR (€) shares € / shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares yr € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Apr. 21, 2022 € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 shares	Dec. 31, 2021 Options	Dec. 31, 2021 Units	Dec. 21, 2021 € / shares
Employee Benefits [Line Items]
Number of share options granted | shares									3,793,920			11,145	15,562	5,402
Par value per share | € / shares															€ 0.12
Share-based payment plans expenses									€ 20,545,883		€ 1,036,053	€ 2,455,215	€ 2,784,969	€ 559,609
Exercise price of outstanding share options | € / shares		€ 466.24
Number of share options settled in share based payment arrangement | shares												(1,254)	0	0
Increase decrease through share based payment transactions, Equity									€ 20,545,883		723,709	€ 2,142,843	€ 2,780,803	€ 559,609
Exchange Ratio												240.990795184659
Outstanding options									11,789,093	11,789,093							8,838,015	8,880,029	8,880,029
Total options | Options																		9,913,639
Exercise price, Share options granted | € / shares		€ 8.63
Description of conversion of Equity		1 option of Wallbox Chargers S.L. for 240.990795184659 options
Option life, share options granted | yr	3												1.5
Revenue									€ 67,810,927		27,317,916	€ 71,578,566	€ 19,677,366	€ 8,020,249
Issued capital [member]
Employee Benefits [Line Items]
Par value per share | € / shares													€ 0.5	€ 0.5
Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									0			11,145	7,230	5,402
Share-based payment plans expenses									€ 9,093,938		1,036,053	€ 2,381,993	€ 1,191,757	€ 559,609
Exercise price of outstanding share options | € / shares																				€ 0.0021
Number of share options settled in share based payment arrangement | shares												0	0	0
Outstanding options									6,583,174	6,583,174							7,253,823		7,253,823
Weighted average fair value at measurement date, Share options granted													€ 0.7			€ 1.67
Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									0			0	8,332	0
Par value per share | € / shares		€ 0.5										€ 0.12
Number of years from closing during which options will be available for execution in exchange for shares												10 years
Share-based payment plans expenses												€ 73,222	€ 1,593,212
Exercise price of outstanding share options | € / shares												€ 0.5								€ 0.0021
Date of grant of share based payment arrangement				1 May 2020
Number of share options settled in share based payment arrangement | shares												(1,254)	0	0
Expense from cash settled share based payment transactions												€ 73,222
Increase decrease through share based payment transactions, Equity												239,150
Increase decrease through share based payment transactions, Liability												626
Payments for share based payment transactions												€ 312,998
Outstanding options									1,438,954	1,438,954							1,584,192		1,626,206
Value of share options granted													€ 191.71
Weighted average fair value at measurement date, Share options granted													€ 0.79			€ 0.79
Employee Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Increase in equity					€ 207.54
Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									1,033,609
Share-based payment plans expenses									€ 8,194,684
Outstanding options | shares									1,033,609	1,033,609							0
Restricted Stock Units for Employees [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									1,260,311
Share-based payment plans expenses									€ 2,224,330
Outstanding options | shares									1,233,356	1,233,356							0
Restricted Stock Units for Management [Member]
Employee Benefits [Line Items]
Number of share options granted | shares									1,500,000
Share-based payment plans expenses									€ 1,032,931
Outstanding options | shares									1,500,000	1,500,000							0
Based on Exchange Ratio [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares												240.990795184659
First Tranche [Member]
Employee Benefits [Line Items]
Number of share options granted | shares												10,105	8,040	5,369
First Tranche [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of share options settled in share based payment arrangement | shares								5,369
Exercise price, Share options granted | € / shares								€ 0.5
First Tranche [Member] | Management Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Issue of equity						€ 123.14
Second Tranche [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Value of share options granted							€ 190.71	€ 122.64
Exercise price, Share options granted | € / shares							€ 0.5
Number of Share Options Vested in Share Based Payment Arrangement | shares							8,040
Second Tranche [Member] | Management Stock Option Plan [Member] | Issued capital [member]
Employee Benefits [Line Items]
Increase in equity					€ 207.54
Tranches [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of Share Options Vested in Share Based Payment Arrangement | shares												10,105
Two Thousand and Twenty One Management Stock Option Plan [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares		0.5										€ 0.12
Number of years from closing during which options will be available for execution in exchange for shares												10 years
Share-based payment plans expenses												€ 2,381,993	€ 1,191,757	€ 559,609
Two Thousand and Twenty One Management Stock Option Plan [Member] | Employee Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of Share Options Vested in Share Based Payment Arrangement | shares												1,254
Two Thousand and Twenty One Management Stock Option Plan [Member] | Based on Exchange Ratio [Member] | Management Stock Option Plan [Member]
Employee Benefits [Line Items]
Number of options called by each outstanding options | shares												240.990795184659
Legacy Stock Option Program [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Par value per share | € / shares		€ 0.5										€ 0.12
Share-based payment plans expenses												€ 0
Maximum number of shares that shall underlie all of the options under the plan | shares			4.289
Exchange Ratio												240.990795184659
Lock up period												3 years
Weighted average share price | $ / shares										$ 8.66
Weighted average remaining contractual life of outstanding share options									5 years
Legacy Stock Option Program [Member] | After Applying the Exchange Ratio [Member] | Founders Stock Option Plan [Member]
Employee Benefits [Line Items]
Exercise price of outstanding share options | € / shares												€ 1.93
Maximum number of shares that shall underlie all of the options under the plan | shares			1,033,609						1,033,610
Exercise price of outstanding share options | € / shares												€ 1.93
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | First Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Second Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Employees [Member] | Third Anniversary Date [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									34.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										11.94
Percentage of vesting of award under share-based payment arrangement									33.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member] | Stretch 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										0.085
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Time Based Vesting Stock Options [Member] | Stretch 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										0.055
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									66.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Stretch 1 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										25
Number of trading days for determining the share price									20 days
Number of consecutive trading days for determining the share price									30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Stretch 1 [Member] | Accelerator Event [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										25
Number of trading days for determining the share price									20 days
Number of consecutive trading days for determining the share price									30 days
Revenue									€ 1,000,000,000
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Stretch 2 [Member]
Employee Benefits [Line Items]
Weighted average share price | $ / shares										$ 30
Number of trading days for determining the share price									20 days
Number of consecutive trading days for determining the share price									30 days
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Stretch 1 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Performance Based Vesting Stock Options [Member] | Bottom of range [member] | Stretch 2 [Member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | First Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									50.00%
Incentive Award Plan [Member] | Restricted Stock Units for Management [Member] | Second Anniversary Date [Member] | Time Based Vesting Stock Options [Member] | Bottom of range [member]
Employee Benefits [Line Items]
Percentage of vesting of award under share-based payment arrangement									50.00%